Related Party Transactions	12 Months Ended
Mar. 31, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
10.	RELATED PARTY TRANSACTIONS

Related parties' relationships as follows:

Name	Relationship
Mr. Jianjun Sun	Company's Chief Executive Officer, Chairman of the Board of Directors, and Director until August 20, 2019; Shareholder
Mr. Hongyu Zhang	Shareholder; director of various subsidiaries
HangZhou TianQi Network Technology Co. Ltd.	Common control by legal representative and shareholder of Taikexi, Mr, Mangyue Sun
Hangzhou Qianlu Information Technology Co. Ltd.	Common control by Mr. Hongyu Zhang
Hangzhou Yuao Investment Management Partnership (Yuao)	Common control by legal representative of Guanpeng

Short-term investment – related party consist of the following:

	March 31, 2020	March 31, 2019
Hangzhou Yuao	$3,378,706	$-
Total	3,378,706	-

Yuao is controlled by the legal representative of Guanpeng, our 51% owned subsidiary. The Company earns a 5% interest from subscribing certain wealth management product from Hangzhou Yuao. The maturity date for the investment is less than one year.

Other related parties' payables consist of the following:

	March 31, 2020	March 31, 2019
Mr. Jianjun Sun	$-	$16,374
Mr. Hongyu Zhang	8,100	-
HangZhou TianQi Network Technology Co. Ltd.	41,766	44,109
Hangzhou Qianlu Information Technology Co. Ltd.	353,824	-
Total	$403,690	$60,483

Outstanding payables to Mr. Jianjun Sun, Mr. Hongyu Zhang, and Hangzhou Qianlu Information Techonology Co. Lrd. consist of working capital advances and borrowings. These amounts are due on demand and non-interest bearing.

Outstanding payable to HangZhou TianQi Network Technology Co. Ltd., consist of rent owed which are non-interest bearing and due on demand.